AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Information Technology – 23.3%
Communications Equipment – 0.6%
F5 Networks, Inc.(a)	6,439	$1,279,944

IT Services – 3.0%
PayPal Holdings, Inc.(a)	6,626	1,724,151
Visa, Inc. - Class A	21,557	4,801,822

		6,525,973

Semiconductors & Semiconductor Equipment – 6.1%
Advanced Micro Devices, Inc.(a)	28,674	2,950,555
Broadcom, Inc.	4,690	2,274,322
Intel Corp.	22,011	1,172,746
NVIDIA Corp.	8,946	1,853,253
NXP Semiconductors NV	12,287	2,406,655
QUALCOMM, Inc.	17,750	2,289,395

		12,946,926

Software – 8.0%
Adobe, Inc.(a)	2,135	1,229,162
Clearwater Analytics Holdings, Inc.(a) (b)	2,568	65,766
Microsoft Corp.	42,680	12,032,346
Oracle Corp.	23,966	2,088,158
salesforce.com, Inc.(a)	5,919	1,605,351

		17,020,783

Technology Hardware, Storage & Peripherals – 5.6%
Apple, Inc.	85,208	12,056,932

		49,830,558

Financials – 16.9%
Banks – 7.4%
Fifth Third Bancorp	102,033	4,330,280
JPMorgan Chase & Co.	27,807	4,551,728
PNC Financial Services Group, Inc. (The)	20,961	4,100,810
Wells Fargo & Co.	58,391	2,709,926

		15,692,744

Capital Markets – 5.2%
Apollo Global Management, Inc.	4,059	249,994
Charles Schwab Corp. (The)	34,249	2,494,697
Goldman Sachs Group, Inc. (The)	19,067	7,207,898
Jefferies Financial Group, Inc.	33,077	1,228,149

		11,180,738

Diversified Financial Services – 4.3%
Berkshire Hathaway, Inc. - Class B(a)	33,720	9,203,537

		36,077,019

Industrials – 11.8%
Aerospace & Defense – 2.0%
Raytheon Technologies Corp.	50,084	4,305,221

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.7%
Republic Services, Inc. - Class A	12,174	$1,461,611

Industrial Conglomerates – 3.0%
Honeywell International, Inc.	30,425	6,458,619

Professional Services – 1.1%
Jacobs Engineering Group, Inc.	17,842	2,364,600

Road & Rail – 5.0%
Norfolk Southern Corp.	26,060	6,234,855
Union Pacific Corp.	21,833	4,279,486

		10,514,341

		25,104,392

Health Care – 11.6%
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	25,508	3,013,260
Danaher Corp.	6,723	2,046,750

		5,060,010

Health Care Providers & Services – 3.4%
Humana, Inc.	3,205	1,247,226
Quest Diagnostics, Inc.	7,462	1,084,303
UnitedHealth Group, Inc.	12,715	4,968,259

		7,299,788

Life Sciences Tools & Services – 1.9%
IQVIA Holdings, Inc.(a)	11,024	2,640,689
Thermo Fisher Scientific, Inc.	2,401	1,371,763

		4,012,452

Pharmaceuticals – 3.9%
Eli Lilly & Co.	7,778	1,797,107
Johnson & Johnson	27,086	4,374,389
Pfizer, Inc.	49,877	2,145,210

		8,316,706

		24,688,956

Communication Services – 11.2%
Diversified Telecommunication Services – 2.0%
Comcast Corp. - Class A	77,537	4,336,645

Entertainment – 2.4%
Activision Blizzard, Inc.	13,345	1,032,769
Netflix, Inc.(a)	2,952	1,801,724
Walt Disney Co. (The)(a)	12,989	2,197,349

		5,031,842

Interactive Media & Services – 6.8%
Alphabet, Inc. - Class A(a)	3,182	8,507,141
Facebook, Inc. - Class A(a)	17,744	6,022,136

		14,529,277

		23,897,764

Company	Shares	U.S. $ Value

Consumer Discretionary – 9.5%
Hotels, Restaurants & Leisure – 1.7%
Booking Holdings, Inc.(a)	478	$1,134,710
McDonald’s Corp.	10,701	2,580,118

		3,714,828

Internet & Direct Marketing Retail – 3.2%
Amazon.com, Inc.(a)	2,076	6,819,743

Multiline Retail – 0.7%
Target Corp.	6,612	1,512,627

Specialty Retail – 3.9%
Home Depot, Inc. (The)	11,441	3,755,623
Lowe’s Cos., Inc.	13,280	2,693,981
Ross Stores, Inc.	16,352	1,779,915

		8,229,519

		20,276,717

Consumer Staples – 7.4%
Beverages – 1.8%
PepsiCo, Inc.	25,647	3,857,565

Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	2,010	903,193
Walmart, Inc.	29,431	4,102,093

		5,005,286

Household Products – 2.6%
Procter & Gamble Co. (The)	40,112	5,607,658

Personal Products – 0.6%
Estee Lauder Cos., Inc. (The) - Class A	3,222	966,374
Honest Co., Inc. (The)(a) (c)	8,465	87,867
Olaplex Holdings, Inc.	10,564	258,818

		1,313,059

		15,783,568

Energy – 5.1%
Energy Equipment & Services – 0.5%
Schlumberger NV	33,211	984,374

Oil, Gas & Consumable Fuels – 4.6%
Chevron Corp.	21,782	2,209,784
EOG Resources, Inc.	36,327	2,915,968
Exxon Mobil Corp.	42,856	2,520,790
Pioneer Natural Resources Co.	13,027	2,169,126

		9,815,668

		10,800,042

Utilities – 0.8%
Electric Utilities – 0.8%
NextEra Energy, Inc.	21,579	1,694,384

Company	Shares		U.S. $ Value

Real Estate – 0.4%
Equity Real Estate Investment Trusts (REITs) – 0.4%
SBA Communications Corp.		2,756	$911,050

Total Common Stocks (cost $138,881,789)			209,064,450

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $4,527,490)		4,527,490	4,527,490

	Principal Amount (000)

Time Deposits – 0.1%
BBH, Grand Cayman 0.00%, 10/01/2021	CAD	5	4,113
Citibank, London (0.79)%, 10/01/2021	EUR	35	40,766
0.00%, 10/01/2021	GBP	41	55,483
Hong Kong & Shanghai Bank, Hong Kong 0.00%, 10/04/2021	HKD	153	19,632
Sumitomo, Tokyo (0.41)%, 10/01/2021	JPY	1,523	13,686

Total Time Deposits (cost $133,680)			133,680

Total Short-Term Investments (cost $4,661,170)			4,661,170

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $143,542,959)			213,725,620

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $66,875)		66,875	66,875

Total Investments – 100.2% (cost $143,609,834)(g)			213,792,495
Other assets less liabilities – (0.2)%			(388,320)

Net Assets – 100.0%			$213,404,175

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Honest Co., Inc. (The)	08/12/2015 – 09/24/2021	$183,249	$87,867	0.04%

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,181,326 and gross unrealized depreciation of investments was $(998,665), resulting in net unrealized appreciation of $70,182,661.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

Glossary:

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Select US Equity Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$49,830,558	$-0-	$-0-	$49,830,558
Financials	36,077,019	-0-	-0-	36,077,019
Industrials	25,104,392	-0-	-0-	25,104,392
Health Care	24,688,956	-0-	-0-	24,688,956
Communication Services	23,897,764	-0-	-0-	23,897,764
Consumer Discretionary	20,276,717	-0-	-0-	20,276,717
Consumer Staples	15,783,568	-0-	-0-	15,783,568
Energy	10,800,042	-0-	-0-	10,800,042
Utilities	1,694,384	-0-	-0-	1,694,384
Real Estate	911,050	-0-	-0-	911,050
Short-Term Investments:
Investment Companies	4,527,490	-0-	-0-	4,527,490
Time Deposits	-0-	133,680	-0-	133,680
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	66,875	-0-	-0-	66,875

Total Investments in Securities	213,658,815	133,680	-0-	213,792,495
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$213,658,815	$133,680	$-0-	$213,792,495

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2021 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	6/30/21	at Cost	Proceeds	9/30/21	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$4,606	$6,768	$6,847	$4,527	$0	*
Government Money Market Portfolio**	-0-	1,523	1,456	67	0	*
Total				$4,594	$0	*

*	Amount is less than $500.
**	Investment of cash collateral for securities lending transactions.